Commitments and Contingencies (Narrative) (Detail) shares in Millions, $ in Millions	1 Months Ended												3 Months Ended			6 Months Ended		12 Months Ended
	Jul. 31, 2023 USD ($)	Jun. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Jun. 30, 2022 USD ($)	May 31, 2022 shares	Aug. 31, 2021 shares	Jun. 30, 2021 USD ($)	Dec. 31, 2020 USD ($)	Oct. 31, 2020	Jun. 30, 2018 USD ($)	Apr. 30, 2017 Petition	Aug. 31, 2016 T	Jun. 30, 2023 USD ($)	Mar. 31, 2023 USD ($)	Jun. 30, 2022 USD ($) Site	Jun. 30, 2023 USD ($) Site Facility Indicator gal	Jun. 30, 2022 USD ($)	Dec. 31, 2022 USD ($)
Loss Contingencies [Line Items]
Gain on sales of assets													$ 21		$ (636)	$ 23	$ (608)
Gain on sales of assets after tax													431		$ (665)	1,147	$ (365)
SCANA | Other Current Liabilities
Loss Contingencies [Line Items]
Reserves for SCANA legal proceedings		$ 66											66			66		$ 94
SCANA | Other Receivables
Loss Contingencies [Line Items]
Insurance receivables		72											72			$ 72		68
Virginia Electric and Power Company | EPA and State Regulatory Agencies
Loss Contingencies [Line Items]
Number of facilities to assess the applicability of section 316(b) | Facility																3
Hydroelectric Facilities | EPA and State Regulatory Agencies
Loss Contingencies [Line Items]
Number of facilities to assess the applicability of section 316(b) | Facility																8
Dominion Energy South Carolina Inc | SCDOR
Loss Contingencies [Line Items]
Litigation settlement paid				$ 51				$ 165
Proposed assessment amount from audit										$ 410
Proportional share of NND project										100.00%
Gain upon completion of remaining transfer of utility properties		11											11			$ 11
Fair value of certain non-utility property transferred			$ 28
Fair value of utility property transferred														$ 10
Gain on sales of assets		11												9
Fair value of additional utility property transferred																		3
Gain on sales of assets after tax		8												$ 7
Dominion Energy South Carolina Inc | DESC | SCDOR | Common Stock
Loss Contingencies [Line Items]
Initial litigation settlement through stock issuance | shares					0.9	0.6
Dominion Energy South Carolina Inc | Minimum | SCDOR
Loss Contingencies [Line Items]
Initial litigation settlement amount through stock issuance							$ 43
Dominion Energy South Carolina Inc | Maximum | SCDOR
Loss Contingencies [Line Items]
Cash payment for remaining obligation	$ 1
Unfavorable Regulatory Action | EPA
Loss Contingencies [Line Items]
Electric generating station facilities water withdrawals per day | gal																2,000,000
Electric generating station facilities heightened entrainment analysis per day | gal																125,000,000
Unfavorable Regulatory Action | EPA | Former Gas Plant Site With Post Closure Groundwater Monitoring Program | Discontinued operations
Loss Contingencies [Line Items]
Environmental remediation reserves																$ 1
Personal Injury or Wrong Death Cases | SCANA
Loss Contingencies [Line Items]
Reserves for SCANA legal proceedings		62											62			62		68
Insurance receivables		$ 62											$ 62			$ 62		68
Carbon Regulations
Loss Contingencies [Line Items]
Public Utilities Significant Emission Rate Per Year CO2 Equivalent | T												75,000
CWA | Unfavorable Regulatory Action
Loss Contingencies [Line Items]
Number of mandatory facility-specific factors | Indicator																5
Number of optional facility-specific factors | Indicator																6
Number of facilities that are subject to final regulations | Facility																15
CWA | Unfavorable Regulatory Action | EPA | Final Rule to Revise Effluent Limitations Guidelines for Steam Electric Power Generating Category
Loss Contingencies [Line Items]
Number of separate petitions for reconsideration granted | Petition											2
CWA | Unfavorable Regulatory Action | EPA | Minimum | Final Rule to Revise Effluent Limitations Guidelines for Steam Electric Power Generating Category
Loss Contingencies [Line Items]
Loss contingencies individual circumstances period									2021
CWA | Unfavorable Regulatory Action | EPA | Maximum | Final Rule to Revise Effluent Limitations Guidelines for Steam Electric Power Generating Category
Loss Contingencies [Line Items]
Loss contingencies individual circumstances period									2028
CWA | Unfavorable Regulatory Action | Virginia Electric and Power Company
Loss Contingencies [Line Items]
Number of facilities that are subject to final regulations | Facility																9
Waste Management and Remediation | Unfavorable Regulatory Action | EPA
Loss Contingencies [Line Items]
Number of sites remediation work substantially completed | Site																13
Number of sites with remediation plans | Site															1
Number of additional sites which are not under investigation | Site																12
Waste Management and Remediation | Unfavorable Regulatory Action | EPA | Former Gas Plant Site With Post Closure Groundwater Monitoring Program
Loss Contingencies [Line Items]
Environmental remediation reserves																$ 46		47
Waste Management and Remediation | Unfavorable Regulatory Action | EPA | Former Gas Plant Site With Post Closure Groundwater Monitoring Program | Discontinued operations
Loss Contingencies [Line Items]
Environmental remediation reserves																		1
Waste Management and Remediation | Unfavorable Regulatory Action | Virginia Electric and Power Company | EPA
Loss Contingencies [Line Items]
Number of sites with remediation plans | Site																1
Number of additional sites which are not under investigation | Site																2
Waste Management and Remediation | Unfavorable Regulatory Action | Virginia Electric and Power Company | EPA | Former Gas Plant Site With Post Closure Groundwater Monitoring Program
Loss Contingencies [Line Items]
Environmental remediation reserves																$ 25		$ 25